PROPERTY AND EQUIPMENT, NET - Schedule (Details) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cost:
Property and equipment, gross		¥ 8,799	¥ 7,735
Less: Accumulated depreciation		(4,344)	(3,707)
Property and equipment net excluding construction in process		4,455	4,028
Construction in progress		563	495
Property and equipment, net	$ 730	5,018	4,523
Buildings
Cost:
Property and equipment, gross		247	247
Leasehold improvements
Cost:
Property and equipment, gross		7,389	6,453
Furniture, fixtures and equipment
Cost:
Property and equipment, gross		1,162	1,034
Motor vehicles
Cost:
Property and equipment, gross		¥ 1	¥ 1